Shareholders' Equity (Details 4)	6 Months Ended
Jun. 30, 2017 $ / shares shares
Class of Stock [Line Items]
Number of warrants | shares	1,123,523
Warrants 2012 [Member]
Class of Stock [Line Items]
Number of warrants | shares	724,363
Warrants 2012 [Member] | Maximum [Member]
Class of Stock [Line Items]
Exercise Price | $ / shares	$ 2.00
Expiration date	Nov. 30, 2017
Warrants 2012 [Member] | Minimum [Member]
Class of Stock [Line Items]
Exercise Price | $ / shares	$ 1.72
Expiration date	Aug. 03, 2017
Warrants 2013 [Member]
Class of Stock [Line Items]
Number of warrants | shares	399,160
Exercise Price | $ / shares	$ 2.00
Warrants 2013 [Member] | Maximum [Member]
Class of Stock [Line Items]
Expiration date	Sep. 17, 2018
Warrants 2013 [Member] | Minimum [Member]
Class of Stock [Line Items]
Expiration date	Jan. 16, 2018